Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2016
Compensation and benefits
in	6M16	6M15
Compensation and benefits (CHF million)
Salaries and variable compensation	4,436	4,973
Social security	350	456
Other [1]	467	436
Compensation and benefits	5,253	5,865
1 Includes pension and other post-retirement expense of CHF 302 million and CHF 274 million in 6M16 and 6M15, respectively.